Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.128%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,751,270.20

Principal:
Principal Collections	$16,032,352.24
Prepayments in Full	$7,718,007.53
Liquidation Proceeds	$231,805.23
Recoveries	$109,958.49
Sub Total	$24,092,123.49
Collections	$25,843,393.69

Purchase Amounts:
Purchase Amounts Related to Principal	$136,551.00
Purchase Amounts Related to Interest	$961.76
Sub Total	$137,512.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,980,906.45

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,980,906.45
Servicing Fee	$511,972.73	$511,972.73	$0.00	$0.00	$25,468,933.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,468,933.72
Interest - Class A-2a Notes	$53,437.84	$53,437.84	$0.00	$0.00	$25,415,495.88
Interest - Class A-2b Notes	$22,440.87	$22,440.87	$0.00	$0.00	$25,393,055.01
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$25,040,555.01
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$24,887,261.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,887,261.01
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$24,834,381.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,834,381.26
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$24,794,755.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,794,755.93
Regular Principal Payment	$22,374,437.87	$22,374,437.87	$0.00	$0.00	$2,420,318.06
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,420,318.06
Residual Released to Depositor	$0.00	$2,420,318.06	$0.00	$0.00	$0.00
Total		$25,980,906.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,374,437.87
Total					$22,374,437.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,382,354.88	$59.92	$53,437.84	$0.20	$16,435,792.72	$60.12
Class A-2b Notes	$5,992,082.99	$59.92	$22,440.87	$0.22	$6,014,523.86	$60.14
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$22,374,437.87	$21.27	$674,177.79	$0.64	$23,048,615.66	$21.91

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$67,500,431.22	0.2468926	$51,118,076.34	0.1869717
Class A-2b Notes	$24,689,257.95	0.2468926	$18,697,174.96	0.1869717
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$550,519,689.17	0.5232430	$528,145,251.30	0.5019772

Pool Information
Weighted Average APR	3.269%	3.261%
Weighted Average Remaining Term	43.67	42.85
Number of Receivables Outstanding	33,216	32,577
Pool Balance	$614,367,281.47	$589,911,084.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$575,156,154.08	$552,414,873.26
Pool Factor	0.5464346	0.5246826

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$8,848,666.27
Yield Supplement Overcollateralization Amount	$37,496,211.53
Targeted Overcollateralization Amount	$61,765,833.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$61,765,833.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$337,480.68
(Recoveries)		32	$109,958.49
Net Loss for Current Collection Period			$227,522.19
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4444%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4898%
Second Prior Collection Period			0.6230%
Prior Collection Period			0.7050%
Current Collection Period			0.4534%
Four Month Average (Current and Prior Three Collection Periods)			0.5678%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,600	$4,723,580.00
(Cumulative Recoveries)			$383,515.56
Cumulative Net Loss for All Collection Periods			$4,340,064.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3860%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,952.24
Average Net Loss for Receivables that have experienced a Realized Loss			$2,712.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.48%	410	$8,744,232.95
61-90 Days Delinquent	0.22%	62	$1,286,176.97
91-120 Days Delinquent	0.03%	8	$177,559.84
Over 120 Days Delinquent	0.06%	18	$353,420.90
Total Delinquent Receivables	1.79%	498	$10,561,390.66

Repossession Inventory:
Repossessed in the Current Collection Period		24	$612,056.14
Total Repossessed Inventory		37	$862,632.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2184%
Prior Collection Period			0.2047%
Current Collection Period			0.2701%
Three Month Average			0.2311%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3080%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer